Other disclosures - Risk Management and Principal Risks - Credit exposures by internal PD grade (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,576	£ 20,906
ECL coverage	0.90%	1.00%
Contingent liabilities | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 22,782	£ 21,115
Contingent liabilities | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	19,472	17,663
Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,768	3,272
Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	542	180
Contingent liabilities | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(206)	(209)
Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(92)	(64)
Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(111)	(143)
Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(2)
Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 381,660	£ 326,807
ECL coverage	0.10%	0.10%
Loan commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 382,037	£ 327,140
Loan commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	353,473	294,479
Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	27,926	31,543
Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	638	1,118
Loan commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(377)	(333)
Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(153)	(153)
Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(204)	(159)
Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(20)	(21)
Net gains on financial instruments designated at fair value | Carrying amount
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	14,900	18,800
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 398,779	£ 361,451
ECL coverage	1.40%	1.60%
Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 404,371	£ 367,193
Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	350,545	318,865
Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	46,740	41,093
Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	7,086	7,235
Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(5,592)	(5,742)
Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(1,057)	(1,206)
Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(2,316)	(2,015)
Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(2,219)	(2,521)
100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 539	£ 178
ECL coverage	0.60%	1.10%
100% | Contingent liabilities | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 542	£ 180
100% | Contingent liabilities | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	542	180
100% | Contingent liabilities | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(2)
100% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(2)
100% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 618	£ 1,097
ECL coverage	3.10%	1.90%
100% | Loan commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 638	£ 1,118
100% | Loan commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	638	1,118
100% | Loan commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(20)	(21)
100% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(20)	(21)
100% | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(2,216)	(2,521)
100% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,865	£ 4,714
ECL coverage	31.30%	34.80%
100% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,081	£ 7,235
100% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	7,081	7,235
100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(2,216)	(2,521)
100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,836	£ 6,552
ECL coverage	0.10%	0.10%
Strong | 0.0 to 0.05% | Contingent liabilities | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,844	£ 6,561
Strong | 0.0 to 0.05% | Contingent liabilities | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	5,695	6,389
Strong | 0.0 to 0.05% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	149	172
Strong | 0.0 to 0.05% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(9)
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(7)	(8)
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Strong | 0.0 to 0.05% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 78,825	£ 107,228
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Loan commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 78,829	£ 107,238
Strong | 0.0 to 0.05% | Loan commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	78,077	104,204
Strong | 0.0 to 0.05% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	752	3,034
Strong | 0.0 to 0.05% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loan commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(10)
Strong | 0.0 to 0.05% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(6)
Strong | 0.0 to 0.05% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(4)
Strong | 0.0 to 0.05% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 110,244	£ 97,058
ECL coverage	0.00%	0.30%
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 110,286	£ 97,349
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	108,494	95,795
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,787	1,554
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	5	0
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(42)	(291)
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(16)	(283)
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(23)	(8)
Strong | 0.0 to 0.05% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	(3)	0
Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,555	£ 3,428
ECL coverage	0.20%	0.10%
Strong | 0.05 to 0.15% | Contingent liabilities | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,558	£ 3,432
Strong | 0.05 to 0.15% | Contingent liabilities | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	4,210	2,929
Strong | 0.05 to 0.15% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	348	503
Strong | 0.05 to 0.15% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(4)
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(2)
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(2)
Strong | 0.05 to 0.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 89,913	£ 74,495
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Loan commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 89,921	£ 74,510
Strong | 0.05 to 0.15% | Loan commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	85,917	68,986
Strong | 0.05 to 0.15% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,004	5,524
Strong | 0.05 to 0.15% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loan commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(15)
Strong | 0.05 to 0.15% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(7)	(10)
Strong | 0.05 to 0.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(5)
Strong | 0.05 to 0.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 129,840	£ 87,380
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 129,873	£ 87,402
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	120,780	83,818
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	9,093	3,584
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(33)	(22)
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(27)	(19)
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(3)
Strong | 0.05 to 0.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,907	£ 2,191
ECL coverage	0.20%	0.20%
Strong | 0.15 to 0.30% | Contingent liabilities | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,913	£ 2,195
Strong | 0.15 to 0.30% | Contingent liabilities | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,733	1,996
Strong | 0.15 to 0.30% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	180	199
Strong | 0.15 to 0.30% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(4)
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(2)
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(2)
Strong | 0.15 to 0.30% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 69,715	£ 33,341
ECL coverage	0.00%	0.00%
Strong | 0.15 to 0.30% | Loan commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 69,730	£ 33,355
Strong | 0.15 to 0.30% | Loan commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	67,381	30,968
Strong | 0.15 to 0.30% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,349	2,387
Strong | 0.15 to 0.30% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loan commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(15)	(14)
Strong | 0.15 to 0.30% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(13)	(8)
Strong | 0.15 to 0.30% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(6)
Strong | 0.15 to 0.30% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 35,174	£ 68,078
ECL coverage	0.20%	0.10%
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 35,234	£ 68,131
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	27,895	58,409
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	7,339	9,722
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(60)	(53)
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(37)	(41)
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(23)	(12)
Strong | 0.15 to 0.30% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,366	£ 3,005
ECL coverage	0.30%	0.20%
Strong | 0.30 to 0.60% | Contingent liabilities | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,375	£ 3,010
Strong | 0.30 to 0.60% | Contingent liabilities | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3,161	2,794
Strong | 0.30 to 0.60% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	214	216
Strong | 0.30 to 0.60% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(9)	(5)
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(4)
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(1)
Strong | 0.30 to 0.60% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 59,615	£ 43,049
ECL coverage	0.00%	0.00%
Strong | 0.30 to 0.60% | Loan commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 59,634	£ 43,063
Strong | 0.30 to 0.60% | Loan commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	57,553	40,539
Strong | 0.30 to 0.60% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,081	2,524
Strong | 0.30 to 0.60% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loan commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(19)	(14)
Strong | 0.30 to 0.60% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(15)	(8)
Strong | 0.30 to 0.60% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(6)
Strong | 0.30 to 0.60% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 43,355	£ 39,285
ECL coverage	0.30%	0.40%
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 43,503	£ 39,443
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	39,868	35,794
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,635	3,649
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(148)	(158)
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(120)	(129)
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(28)	(29)
Strong | 0.30 to 0.60% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,713	£ 2,250
ECL coverage	1.00%	1.20%
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,740	£ 2,277
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,989	1,990
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	751	287
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(27)	(27)
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(21)	(19)
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(8)
Satisfactory | 0.60 to 2.15% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 40,068	£ 34,667
ECL coverage	0.20%	0.30%
Satisfactory | 0.60 to 2.15% | Loan commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 40,146	£ 34,778
Satisfactory | 0.60 to 2.15% | Loan commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	33,465	30,065
Satisfactory | 0.60 to 2.15% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6,681	4,713
Satisfactory | 0.60 to 2.15% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(78)	(111)
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(50)	(81)
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(28)	(30)
Satisfactory | 0.60 to 2.15% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 34,162	£ 37,154
ECL coverage	1.60%	1.60%
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 34,711	£ 37,744
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	27,855	30,654
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6,856	7,090
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(549)	(590)
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(302)	(326)
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(247)	(264)
Satisfactory | 0.60 to 2.15% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,381	£ 1,281
ECL coverage	1.80%	1.20%
Satisfactory | 2.15 to 10% | Contingent liabilities | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,406	£ 1,296
Satisfactory | 2.15 to 10% | Contingent liabilities | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	910	817
Satisfactory | 2.15 to 10% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	496	479
Satisfactory | 2.15 to 10% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Contingent liabilities | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(25)	(15)
Satisfactory | 2.15 to 10% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(5)
Satisfactory | 2.15 to 10% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(17)	(10)
Satisfactory | 2.15 to 10% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,338	£ 10,549
ECL coverage	0.30%	0.50%
Satisfactory | 2.15 to 10% | Loan commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,408	£ 10,607
Satisfactory | 2.15 to 10% | Loan commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	19,398	7,091
Satisfactory | 2.15 to 10% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,010	3,516
Satisfactory | 2.15 to 10% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Loan commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(70)	(58)
Satisfactory | 2.15 to 10% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(32)	(21)
Satisfactory | 2.15 to 10% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(38)	(37)
Satisfactory | 2.15 to 10% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,445	£ 13,612
ECL coverage	4.30%	6.90%
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 16,144	£ 14,622
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	12,212	7,977
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,932	6,645
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(699)	(1,010)
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(160)	(230)
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(539)	(780)
Satisfactory | 2.15 to 10% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 847	£ 798
ECL coverage	6.50%	7.30%
Satisfactory | 10 to 11.35% | Contingent liabilities | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 906	£ 861
Satisfactory | 10 to 11.35% | Contingent liabilities | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	716	607
Satisfactory | 10 to 11.35% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	190	254
Satisfactory | 10 to 11.35% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Contingent liabilities | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(59)	(63)
Satisfactory | 10 to 11.35% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(41)	(21)
Satisfactory | 10 to 11.35% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(18)	(42)
Satisfactory | 10 to 11.35% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 14,956	£ 13,477
ECL coverage	0.50%	0.20%
Satisfactory | 10 to 11.35% | Loan commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,034	£ 13,498
Satisfactory | 10 to 11.35% | Loan commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	10,976	10,407
Satisfactory | 10 to 11.35% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,058	3,091
Satisfactory | 10 to 11.35% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Loan commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(78)	(21)
Satisfactory | 10 to 11.35% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(30)	(8)
Satisfactory | 10 to 11.35% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(48)	(13)
Satisfactory | 10 to 11.35% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,693	£ 9,511
ECL coverage	3.80%	4.30%
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 21,509	£ 9,936
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	12,320	5,572
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	9,189	4,364
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(816)	(425)
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(328)	(99)
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(488)	(326)
Satisfactory | 10 to 11.35% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Credit exposure	£ 432	£ 1,223
ECL coverage	13.30%	6.10%
Higher Risk | 11.35 to 100% | Contingent liabilities | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 498	£ 1,303
Higher Risk | 11.35 to 100% | Contingent liabilities | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	58	141
Higher Risk | 11.35 to 100% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	440	1,162
Higher Risk | 11.35 to 100% | Contingent liabilities | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(66)	(80)
Higher Risk | 11.35 to 100% | Contingent liabilities | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(3)
Higher Risk | 11.35 to 100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(64)	(77)
Higher Risk | 11.35 to 100% | Contingent liabilities | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,612	£ 8,904
ECL coverage	1.80%	0.80%
Higher Risk | 11.35 to 100% | Loan commitments | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,697	£ 8,973
Higher Risk | 11.35 to 100% | Loan commitments | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	706	2,219
Higher Risk | 11.35 to 100% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,991	6,754
Higher Risk | 11.35 to 100% | Loan commitments | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loan commitments | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(85)	(69)
Higher Risk | 11.35 to 100% | Loan commitments | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(11)
Higher Risk | 11.35 to 100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(82)	(58)
Higher Risk | 11.35 to 100% | Loan commitments | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,001	£ 4,659
ECL coverage	17.10%	12.60%
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,030	£ 5,331
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,121	846
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,909	4,485
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | Carrying amount | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	(1,029)	(672)
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(67)	(79)
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(962)	(593)
Higher Risk | 11.35 to 100% | Loans and advances at amortised cost | Financial assets at amortised cost | ECL | Lifetime expected credit losses | Stage 3
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0